SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company’s Chief Executive Officer loaned to the Company $26,000 in January 2023. The note has no annual interest and matures April 10, 2023, and was used for working capital purposes. If any event of default occurs, the full principal amount of this Note, together with interest, fees and any other amounts due will immediately become due and payable in cash. Upon an event of default, the interest rate on this Note will be 14% per annum.

In January 2023, the $14,000 advance from Marcus Charuvastra, the Company’s President, was repaid in full.

On December 9, 2022, the Company’s Chief Executive Officer, Amos Kohn loaned the Company $25,000 through a promissory note, which was recorded in related party advances, carried no interest, was used for working capital purposes and was due March 9, 2023. The note carried no interest unless it went into default for any reason. As of the date of this report we have not made any payments and therefore the note has gone into default and is now accruing interest at 14% per annum.